CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	36 Months Ended
Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustments, tax	$ 0